Expense Example, No Redemption - PGIM Corporate Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	404	688	994	1,860	158	661	1,191	2,390	107	6,331	8,244	9,048	56	278	518	1,205	56	252	464	1,076